DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (418)	$ (462)
Current	8,825	5,874
Non-current	46,565	57,937
Total debt obligations	55,528	63,964
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	39,286	50,682
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,997	5,172	£ 5,279								£ 4,053
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,431	2,688					$ 4,457								$ 3,666
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,973	1,617						₩ 2,280,000								₩ 1,805,000
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,273	1,401							$ 1,814								$ 1,988
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,209	1,469		₨ 157,797								₨ 102,016
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	480	684			R$ 1,935								R$ 2,651
China Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	11	70								¥ 78								¥ 484
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	286	643				€ 255								€ 561
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	138	153
Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	28,717	25,545
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 19,121	$ 25,131
Secured Debt | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.35%	4.41%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.52%	4.97%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 836	$ 1,586
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.33%	4.08%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,082	$ 586
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.25%	4.23%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%
Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 4,010	$ 4,726
Brookfield Property REIT Inc. term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.17%	4.88%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Brookfield Property REIT Inc. Senior Secured Notes [Member] | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,000	$ 0
Brookfield Property REIT Inc. Senior Secured Notes [Member] | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.75%	0.00%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 715	$ 387
Brookfield Property REIT Inc. corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.03%	4.76%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 206	$ 206
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.39%	3.97%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Forest City Realty Trust, Inc. | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 0	$ 1,247
Forest City Realty Trust, Inc. | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	0.00%	6.38%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 202	$ 495
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.27%	5.62%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 57	$ 4,517
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.83%	3.85%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%